Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Current:
PRC	$ 142,992	$ 103,031	$ 72,785
Deferred:
PRC	(8,630)	(17,317)	(13,377)
Total provision for income taxes	$ 134,362	$ 85,714	$ 59,408